Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Restricted Net Assets
Restricted Net Assets
2 3 .	Restricted Net Assets
Relevant PRC laws and regulations permit the PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the generically reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax
income should be set aside prior to payment of any dividends. As a result of these and other restrictions under the PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their abilities to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB6.5 billion or 46.0% of the Company’s total consolidated net assets as of December 31, 2023. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.